OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Deferred financing costs	3.1	4.9
Deferred charges and other	2.9	3.9
Accrued benefit asset - pension plan (note 16)	0	0.1
Other Assets, Noncurrent	6.0	8.9	11.0	11.9